As filed with the Securities and Exchange Commission on May XX, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
The Merger Fund VL
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
March 31, 2014
(Unaudited)

Shares		Value
COMMON STOCKS - 87.20%
	ADVERTISING - 7.40%
12,000	Lamar Advertising Company Class A (a)(f)	$611,880
12,134	Omnicom Group, Inc. (d)(e)(j)	881,656
		1,493,536
	AIRLINES - 0.48%
2,667	American Airlines Group, Inc. (a)	97,612

	APPAREL RETAIL - 2.33%
7,312	Jos. A. Bank Clothiers, Inc. (a)(f)	470,162
	APPLICATION SOFTWARE - 0.07%
750	King Digital Entertainment plc (a)(b)	13,642
	AUTOMOBILE MANUFACTURERS - 2.05%
12,000	General Motors Company (f)	413,040
	BROADCASTING & CABLE TV - 0.74%
1,000	CBS Corporation Class B (f)	61,800
1,100	CC Media Holdings, Inc. Class A (a)	7,436
1,042	Discovery Communications, Inc. Class C (a)(e)	80,296
		149,532
	CABLE & SATELLITE TV - 6.26%
1,031	Comcast Corporation Special Class A (f)	50,272
3,400	DISH Network Corporation Class A (a)(f)	211,514
127,059	Sirius XM Holdings, Inc. (a)(f)	406,589
4,333	Time Warner Cable, Inc. (f)	594,401
		1,262,776
	COAL & CONSUMABLE FUELS - 0.47%
2,400	CONSOL Energy, Inc. (f)	95,880
	CONSTRUCTION & ENGINEERING - 0.25%
1,556	Foster Wheeler AG (a)(b)	50,446
	CONSTRUCTION MATERIALS - 2.07%
4,673	Texas Industries, Inc. (a)(h)	418,794
	CONSUMER FINANCE - 1.98%
16,340	SLM Corporation (f)	400,003
	DISTILLERS & VINTNERS - 0.19%
469	Beam, Inc.	39,068
	DIVERSIFIED CHEMICALS - 5.10%
4,200	The Dow Chemical Company (f)	204,078
5,000	E.I. Du Pont de Nemours & Company (f)	335,500
20,042	Huntsman Corporation (f)	489,426
		1,029,004
	DIVERSIFIED METALS & MINING - 0.01%
1,140	Pilot Gold, Inc. (a)(b)	1,465
	DIVERSIFIED SUPPORT SERVICES - 0.71%
5,197	Iron Mountain, Inc. (g)	143,281
	DRUG RETAIL - 0.68%
2,469	Shoppers Drug Mart Corporation (b)(e)(j)	137,077
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.00%
2	Knowles Corporation (a)	63
	FOOD RETAIL - 0.99%
5,398	Safeway, Inc. (f)	199,402
	HEALTH CARE DISTRIBUTORS - 0.26%
300	Mckesson Corporation (g)	52,971
	INDUSTRIAL MACHINERY - 1.02%
900	Allegion plc (b)	46,953
4	Dover Corporation	327
2,700	The Timken Company (f)	158,706
		205,986
	INTEGRATED OIL & GAS - 4.14%
1,200	BP plc - ADR (f)	57,720
5,700	Hess Corporation (f)	472,416
3,200	Occidental Petroleum Corporation (f)	304,928
		835,064
	INTEGRATED TELECOMMUNICATION SERVICES - 1.70%
1,800	AT&T, Inc. (f)	63,126
5,907	Verizon Communications, Inc. (h)	280,996
		344,122
	INTERNET SOFTWARE & SERVICES - 1.91%
1,600	Equinix, Inc. (a)(e)	295,744
2,500	Yahoo!, Inc. (a)(f)	89,750
		385,494
	LIFE SCIENCES TOOLS & SERVICES - 1.00%
3,600	Agilent Technologies, Inc. (f)	201,312
	MOVIES & ENTERTAINMENT - 0.96%
1,000	SFX Entertainment, Inc. (a)	7,050
5,975	Twenty-First Century Fox, Inc. Class B (g)	185,942
		192,992
	MULTI-LINE INSURANCE - 3.31%
12,100	American International Group, Inc. (f)	605,121
3,500	Genworth Financial, Inc. Class A (a)(f)	62,055
		667,176
	MULTI-UTILITIES - 0.50%
4,300	CenterPoint Energy, Inc. (f)	101,867
	OIL & GAS DRILLING - 2.00%
9,276	Noble Corporation plc (b)(f)	303,696
2,400	Transocean, Ltd. (b)(f)	99,216
		402,912

	OIL & GAS EQUIPMENT & SERVICES - 4.71%
1,400	Halliburton Company (f)	82,446
5,951	National Oilwell Varco, Inc. (f)	463,405
4,100	Oil States International, Inc. (a)(f)	404,260
		950,111
	OIL & GAS EXPLORATION & PRODUCTION - 3.40%
4,300	Anadarko Petroleum Corporation (f)	364,468
1,226	Aurora Oil & Gas, Ltd (a)(b)	4,669
10,800	QEP Resources, Inc. (f)	317,952
		687,089
	OIL & GAS STORAGE & TRANSPORTATION - 0.95%
4,700	Williams Companies, Inc. (f)	190,726
	PAPER PRODUCTS - 1.52%
6,700	International Paper Company (g)	307,396
	PERSONAL PRODUCTS - 0.68%
169,751	Magic Holdings International, Ltd. (b)(e)	137,656
	PHARMACEUTICALS - 5.32%
900	Eli Lilly & Company (f)	52,974
1,400	Endo International plc (a)(b)(f)	96,110
6,982	Forest Laboratories, Inc. (a)(d)(j)	653,724
8,433	Pfizer, Inc. (f)	270,868
		1,073,676
	REGIONAL BANKS - 1.17%
951	CapitalSource, Inc.	13,875
712	Investors Bancorp, Inc.	19,680
6,097	Sterling Financial Corporation (g)	203,213
		236,768
	REITS - 3.71%
11,136	CommonWealth REIT (f)	292,877
7,724	NorthStar Realty Finance Corporation (g)	124,665
5,980	Starwood Property Trust, Inc. (g)	141,068
1,090	Starwood Waypoint Residential Trust (a)	31,381
5,400	Weyerhaeuser Company (f)	158,490
		748,481
	SECURITY & ALARM SERVICES - 0.42%
2,707	Corrections Corporation of America (g)	84,783
	SEMICONDUCTOR EQUIPMENT - 1.67%
21,591	Tokyo Electron, Ltd. - ADR (h)	337,683
	SEMICONDUCTORS - 1.36%
18,799	LSI Corporation (g)	208,105
3,662	RDA Microelectronics, Inc. - ADR (h)	65,660
		273,765
	SPECIALTY CHEMICALS - 1.70%
2,000	Ashland, Inc. (f)	198,960
5,700	Chemtura Corporation (a)(f)	144,153
		343,113
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.25%
6,800	Nokia Oyj - ADR (a)(g)	49,912
	THRIFTS & MORTGAGE FINANCE - 1.64%
33,665	Hudson City Bancorp, Inc. (g)	330,927
	TOBACCO - 1.50%
5,600	Lorillard, Inc. (g)	302,848
	TRUCKING - 1.86%
14,100	Hertz Global Holdings, Inc. (a)(f)	375,624
	WIRELESS TELECOMMUNICATION SERVICES - 6.76%
33,473	Sprint Corporation (a)(f)	307,617
14,851	T-Mobile U.S., Inc. (a)(f)	490,529
15,363	Vodafone Group plc - ADR (f)	565,512
		1,363,658
	TOTAL COMMON STOCKS
	(Cost $16,810,446)	17,598,895

CONTINGENT VALUE RIGHTS - 0.00%
268	Leap Wireless International, Inc. (a)(d)(k)	636
	TOTAL CONTINGENT VALUE RIGHTS
	(Cost $0)	636
CONVERTIBLE PREFERRED STOCKS - 0.07%
482	American Airlines Group, Inc., 6.250%, Series A (a)	13,347
	TOTAL PREFERRED STOCKS
	(Cost $12,622)	13,347

WARRANTS - 0.00%
668	Kinross Gold Corporation (a)(b)	9
	TOTAL WARRANTS
	(Cost $2,560)	9

Principal Amount
CORPORATE BONDS - 2.56%
	American Airlines Group, Inc.
$189,000	7.500%, 3/15/2016 (Acquired 2/8/13 through 5/23/13, cost $190,969) (i)	196,915
	Cricket Communications, Inc.
141,000	7.750%, 10/15/2020	161,410
	MetroPCS Wireless, Inc.
30,000	6.625%, 11/15/2020	32,137
	Oil States International, Inc.
112,000	5.125%, 1/15/2023	126,000
	TOTAL CORPORATE BONDS
	(Cost $506,279)	516,462

MUNICIPAL BONDS - 0.85%
	Louisiana Public Facilities
170,000	9.750%, 8/1/2014	172,382
	TOTAL MUNICIPAL BONDS
	(Cost $170,000)	172,382

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 0.37%
	Agilent Technologies, Inc.
32	Expiration: May 2014, Exercise Price: $50.00	1,520
2	Expiration: August 2014, Exercise Price: $50.00	296
	Allegion plc
6	Expiration: June 2014, Exercise Price: $45.00	330
	American Airlines Group, Inc.
16	Expiration: April 2014, Exercise Price: $29.00	80
	American International Group, Inc.
3	Expiration: April 2014, Exercise Price: $42.00	12
7	Expiration: April 2014, Exercise Price: $45.00	28
7	Expiration: May 2014, Exercise Price: $41.00	67
45	Expiration: May 2014, Exercise Price: $44.00	945
31	Expiration: May 2014, Exercise Price: $46.00	1,271
	Anadarko Petroleum Corporation
3	Expiration: May 2014, Exercise Price: $65.00	45
32	Expiration: May 2014, Exercise Price: $70.00	736
	Ashland, Inc.
9	Expiration: April 2014, Exercise Price: $80.00	45
8	Expiration: April 2014, Exercise Price: $85.00	80
	AT&T, Inc.
12	Expiration: June 2014, Exercise Price: $30.00	126
	BP plc - ADR
10	Expiration: April 2014, Exercise Price: $43.00	20
	CBS Corporation Class B
8	Expiration: June 2014, Exercise Price: $55.00	680
	CenterPoint Energy, Inc.
28	Expiration: August 2014, Exercise Price: $17.50	280
	Chemtura Corporation
44	Expiration: June 2014, Exercise Price: $22.50	2,420
	CommonWealth REIT
11	Expiration: April 2014, Exercise Price: $17.50	138
8	Expiration: April 2014, Exercise Price: $22.50	100
61	Expiration: July 2014, Exercise Price: $22.50	3,050
	CONSOL Energy, Inc.
5	Expiration: April 2014, Exercise Price: $30.00	17
18	Expiration: April 2014, Exercise Price: $32.00	144
	DISH Network Corporation Class A
14	Expiration: June 2014, Exercise Price: $50.00	805
16	Expiration: June 2014, Exercise Price: $52.50	1,520
	The Dow Chemical Company
33	Expiration: June 2014, Exercise Price: $42.00	1,303
	E.I. Du Pont de Nemours & Company
11	Expiration: April 2014, Exercise Price: $52.50	27
6	Expiration: April 2014, Exercise Price: $55.00	18
30	Expiration: April 2014, Exercise Price: $57.50	120
	Eli Lilly & Company
2	Expiration: April 2014, Exercise Price: $44.00	3
7	Expiration: April 2014, Exercise Price: $45.00	21
	Endo International plc
9	Expiration: April 2014, Exercise Price: $40.00	180
5	Expiration: April 2014, Exercise Price: $50.00	88
	Equinix, Inc.
6	Expiration: June 2014, Exercise Price: $160.00	1,260
7	Expiration: June 2014, Exercise Price: $175.00	3,570
	General Motors Company
16	Expiration: June 2014, Exercise Price: $30.00	760
13	Expiration: June 2014, Exercise Price: $32.00	1,183
44	Expiration: June 2014, Exercise Price: $34.00	7,436
	Genworth Financial, Inc. Class A
28	Expiration: June 2014, Exercise Price: $12.00	252
	Halliburton Company
10	Expiration: July 2014, Exercise Price: $49.00	400
	Hertz Global Holdings, Inc.
51	Expiration: June 2014, Exercise Price: $21.00	1,020
80	Expiration: June 2014, Exercise Price: $22.00	2,000
	Hess Corporation
20	Expiration: May 2014, Exercise Price: $67.50	180
20	Expiration: May 2014, Exercise Price: $70.00	250
	Huntsman Corporation
94	Expiration: May 2014, Exercise Price: $17.00	235
13	Expiration: May 2014, Exercise Price: $19.00	98
64	Expiration: May 2014, Exercise Price: $21.00	960
	International Paper Company
10	Expiration: July 2014, Exercise Price: $40.00	475
30	Expiration: April 2014, Exercise Price: $41.00	60
12	Expiration: April 2014, Exercise Price: $42.00	60
	Iron Mountain, Inc.
37	Expiration: April 2014, Exercise Price: $20.00	185
24	Expiration: April 2014, Exercise Price: $22.50	288
	Lamar Advertising Company Class A
12	Expiration: April 2014, Exercise Price: $42.00	360
30	Expiration: April 2014, Exercise Price: $43.00	975
34	Expiration: April 2014, Exercise Price: $46.00	1,870
2	Expiration: July 2014, Exercise Price: $45.00	375
	McKesson Corporation
2	Expiration: May 2014, Exercise Price: $140.00	25

	National Oilwell Varco, Inc.
19	Expiration: May 2014, Exercise Price: $65.00	238
24	Expiration: May 2014, Exercise Price: $67.50	528
4	Expiration: May 2014, Exercise Price: $70.00	136
5	Expiration: May 2014, Exercise Price: $72.50	305
	Noble Corporation plc
84	Expiration: June 2014, Exercise Price: $29.00	3,990
	Nokia Oyj - ADR
33	Expiration: May 2014, Exercise Price: $5.00	264
	Novartis AG - ADR
17	Expiration: April 2014, Exercise Price: $70.00	127
	Occidental Petroleum Corporation
12	Expiration: May 2014, Exercise Price: $75.00	48
4	Expiration: May 2014, Exercise Price: $80.00	40
5	Expiration: August 2014, Exercise Price: $82.50	425
6	Expiration: August 2014, Exercise Price: $85.00	726
	Oil States International, Inc.
29	Expiration: June 2014, Exercise Price: $85.00	2,827
	Pfizer, Inc.
68	Expiration: June 2014, Exercise Price: $28.00	1,360
	QEP Resources, Inc.
13	Expiration: June 2014, Exercise Price: $20.00	98
71	Expiration: June 2014, Exercise Price: $25.00	2,840
	SLM Corporation
105	Expiration: April 2014, Exercise Price: $20.00	630
50	Expiration: April 2014, Exercise Price: $22.00	275
	SPDR S&P 500 ETF Trust
8	Expiration: April 2014, Exercise Price: $183.00	648
27	Expiration: April 2014, Exercise Price: $185.00	3,429
18	Expiration: May 2014, Exercise Price: $183.00	3,690
	Sprint Corporation
155	Expiration: May 2014, Exercise Price: $5.00	232
146	Expiration: May 2014, Exercise Price: $6.00	292
	Time Warner Cable, Inc.
4	Expiration: April 2014, Exercise Price: $110.00	30
2	Expiration: April 2014, Exercise Price: $115.00	20
8	Expiration: April 2014, Exercise Price: $120.00	80
	The Timken Company
21	Expiration: June 2014, Exercise Price: $47.50	683
	T-Mobile U.S., Inc.
39	Expiration: May 2014, Exercise Price: $25.00	761
44	Expiration: May 2014, Exercise Price: $26.00	1,056
53	Expiration: May 2014, Exercise Price: $28.00	2,650
	Transocean, Ltd.
6	Expiration: May 2014, Exercise Price: $38.00	264
	Verizon Communications, Inc.
3	Expiration: May 2014, Exercise Price: $45.00	132
	Vivendi SA
46	Expiration: May 2014, Exercise Price: EUR 17.00 (j)	254
35	Expiration: May 2014, Exercise Price: EUR 18.00 (j)	482
	Vodafone Group plc - ADR
24	Expiration: April 2014, Exercise Price: $30.00	96
20	Expiration: April 2014, Exercise Price: $33.00	40
	Weyerhaeuser Company
13	Expiration: April 2014, Exercise Price: $25.00	32
37	Expiration: April 2014, Exercise Price: $24.00	185
	Williams Companies, Inc.
3	Expiration: April 2014, Exercise Price: $36.00	15
35	Expiration: May 2014, Exercise Price: $36.00	840
	Yahoo!, Inc.
21	Expiration: July 2014, Exercise Price: $33.00	3,265
	TOTAL PURCHASED PUT OPTIONS
	(Cost $168,540)	74,825

Principal Amount
ESCROW NOTES - 0.53%
$7,668	AMR Corporation (a)(d)(k)	66,042
145,000	Dallas-Fort Worth International Airport (a)(d)(k)	39,739
	TOTAL ESCROW NOTES	105,781
	(Cost $40,960)

Shares
SHORT-TERM INVESTMENTS - 12.13%
1,154,000	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.01% (c)(f)	1,154,000
140,799	Goldman Sachs Financial Square Money Market Fund, Institutional Share Class, 0.06% (c)(f)	140,799
1,154,000	The Liquid Asset Portfolio, Institutional Share Class, 0.06% (c)(f)	1,154,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,448,799)	2,448,799
	TOTAL INVESTMENTS
	(Cost $20,160,206) - 103.71%	$20,931,136

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2014.
(d)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short.
(f)	All or a portion of the shares have been committed as collateral for written option contracts.
(g)	All or a portion of the shares have been committed as collateral for swap contracts.

(h)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(i)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2014, these securities represented 0.98% of total net assets.
(j)	Level 2 Security. Please see footnote (m) on the schedule of investments for more information.
(k)	Level 3 Security. Please see footnote (m) on the schedule of investments for more information.
(l)	The cost basis of investments for federal income tax purposes at March 31, 2014 was as follows*:

Cost of investments	$20,230,844
Gross unrealized appreciation	1,176,236
Gross unrealized depreciation	(475,944)
Net unrealized appreciation	$700,292

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(m)
Investment Valuation - Securities listed on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Investments in registered open-end investment companies other than exchange-traded funds are valued at their reported net asset value (“NAV”). Equity securities that are traded on a national securities exchange are valued at the last sale price at the close of that exchange. The securities valued using quoted prices in active markets are classified as Level 1 investments.  Securities not listed on an exchange, but for which market transaction prices are reported, are valued at the last sale price as of the close of the New York Stock Exchange. Non-exchange listed securities are valued based on evaluations provided by a third party, when available, or at the mean of the closing bid and asked prices or valued based on the announced price.  These securities are classified as Level 2 investments. In pricing corporate bonds and other debt securities that are not obligations of the U.S. Government or its agencies, the mean of the reported closing bid and asked prices is used. These securities are classified as Level 2 investments. As a secondary source, an individual broker bid may be used to value debt securities if the Adviser reasonably believes such bid is an actionable bid in that the broker would be willing to transact at that price. These securities are generally classified as Level 2 or Level 3 investments.

Exchange-traded options are valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon exercising the option) or the last reported composite sale price.  If no sales are reported or if the last sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean between the last reported bid and asked prices is used. Non-exchange-traded options will be valued at the higher of the intrinsic value of the option or at the price supplied by the counterparty. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange are classified as Level 2 investments. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 PM bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at amortized cost. Registered open-end investment companies other than exchange-traded funds (i.e., ETFs) are valued at their reported NAV per share.

Securities for which there are no market quotations readily available or for which such quotations are unreliable are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees and under the supervision of the Board of Trustees. The factors for fair valuation the Adviser may consider include, among other things: fundamental analytical data; the nature and duration of restrictions on disposition; an evaluation of forces that influence the market in which the securities are purchased and sold; public trading in similar securities of the issuer or comparable issuers. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.  At March 31, 2014, securities fair valued in good faith based on the absolute value of long investments and based on the absolute value of unrealized gains or losses on swap contracts represented 8.38% of net assets.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2014. These assets and liabilities are measured on a recurring basis.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2014.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$15,926,438	$1,672,457	$-	$17,598,895
Contingent Value Rights	-	-	636	636
Convertible Preferred Stocks	13,347	-	-	13,347
Warrants	9	-	-	9
Corporate Bonds	-	516,462	-	516,462
Municipal Bonds	-	172,382	-	172,382
Purchased Put Options	74,089	736	-	74,825
Escrow Notes	-	-	105,781	105,781
Short-Term Investments	2,448,799	-	-	2,448,799
Swap Contracts**	-	20,004	-	20,004
Forward Currency Exchange Contracts**	-	20,571	-	20,571

Liabilities
Common Stocks Sold Short	$1,500,099	$-	$-	$1,500,099
Written Option Contracts	1,082,070	26,640	-	1,108,710
Swap Contracts**	-	52,527	-	52,527
Forward Currency Exchange Contracts**	-	44,070	-	44,070

   *  Please refer to the Schedule of Investments to view common stocks segregated by industry type.
**  Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. There were no transfers into or out of Level 1 or 2 Securities during the period. Transfers between levels are recognized at the end of the reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments
Balance as of December 31, 2013	$133,441
Change in unrealized appreciation	42,085
Purchases	636
Sales	(69,745)
Balance as of March 31, 2014	$106,417

Significant unobservable valuation inputs developed by the Board of Trustees for material Level 3 investments as of March 31, 2014, are as follows:

Description	Fair Value at March 31, 2014	Valuation Technique	Unobservable Input	Range
Contingent Value Rights	$636	Broker Quotes	No Active Market	2.37 - 2.38
Escrow Notes	$66,042	Projected Final	Discount of Projected	8.50 - 8.75
		Distribution(1)	Distribution
Escrow Notes	$39,739	Broker Quotes	No Active Market	0.27 - 0.29

(1) This Level 3 security was received through a corporate action and is being priced at an estimate of the expected final distribution.

(n)	Disclosures about Derivative Instruments and Hedging Activities at March 31, 2014.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2014 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$74,825	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	1,108,710
Swap Contracts	Schedule of Swap Contracts	20,004	Schedule of Swap Contracts	52,527
Foreign Exchange Contracts:
Forward Currency Exchange Contracts	Schedule of Forward Currency Exchange Contracts	20,571	Schedule of Forward Currency Exchange Contracts	44,070
Total		$115,400		$1,205,307

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2014
(Unaudited)

Shares		Value
17,546	Applied Materials, Inc.	$358,289
1,032	Comcast Corporation Class A	51,621
1,042	Discovery Communications, Inc. Class A	86,173
880	Liberty Global plc Class A (a)	36,608
2,540	Liberty Global plc Series C (a)	103,403
482	Liberty Media Corporation Class A	63,012
1,472	Loblaw Companies, Ltd. (a)	62,972
2,835	M&T Bank Corporation	343,885
269	PacWest Bancorp	11,570
5,975	Twenty-First Century Fox, Inc. Class A	191,021
10,276	Umpqua Holdings Corporation	191,545
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,332,037)	$1,500,099

plc -	Public Limited Company
(a)	Foreign security.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
March 31, 2014
(Unaudited)

Contracts (100 Shares per contract)	Value
CALL OPTIONS WRITTEN
	Actavis plc
5	Expiration: May 2014, Exercise Price $185.00	$11,750
12	Expiration: May 2014, Exercise Price $190.00	22,740
10	Expiration: May 2014, Exercise Price $195.00	15,300
	Agilent Technologies, Inc.
33	Expiration: May 2014, Exercise Price $55.00	8,564
3	Expiration: August 2014, Exercise Price $55.00	1,170
	Allegion plc
9	Expiration: June 2014, Exercise Price $50.00	3,465
	American Airlines Group, Inc.
26	Expiration: April 2014, Exercise Price $24.00	33,280
16	Expiration: April 2014, Exercise Price $33.00	5,920
	American International Group, Inc.
4	Expiration: April 2014, Exercise Price $47.00	1,220
8	Expiration: April 2014, Exercise Price $48.00	1,728
8	Expiration: May 2014, Exercise Price $46.00	3,544
34	Expiration: May 2014, Exercise Price $49.00	7,378
67	Expiration: May 2014, Exercise Price $50.00	10,586
	Anadarko Petroleum Corporation
5	Expiration: May 2014, Exercise Price $75.00	5,250
25	Expiration: May 2014, Exercise Price $77.50	21,250
13	Expiration: May 2014, Exercise Price $80.00	8,352
	Ashland, Inc.
10	Expiration: April 2014, Exercise Price $90.00	9,500
10	Expiration: April 2014, Exercise Price $95.00	4,900
	AT&T, Inc.
15	Expiration: June 2014, Exercise Price $33.00	3,270
	BP plc - ADR
12	Expiration: April 2014, Exercise Price $47.00	1,644
	CBS Corporation Class B
10	Expiration: June 2014, Exercise Price $60.00	4,100
	CenterPoint Energy, Inc.
43	Expiration: August 2014, Exercise Price $22.50	8,063
	Chemtura Corporation
58	Expiration: June 2014, Exercise Price $25.00	9,280
	Comcast Corporation Special Class A
6	Expiration: July 2014, Exercise Price $45.00	2,760
	CommonWealth REIT
38	Expiration: April 2014, Exercise Price $27.50	855
8	Expiration: July 2014, Exercise Price $25.00	1,700
65	Expiration: July 2014, Exercise Price $27.50	6,500
	CONSOL Energy, Inc.
6	Expiration: April 2014, Exercise Price $34.00	3,570
18	Expiration: April 2014, Exercise Price $36.00	7,380

	DISH Network Corporation Class A
35	Expiration: June 2014, Exercise Price $57.50	24,150
	The Dow Chemical Company
42	Expiration: June 2014, Exercise Price $47.00	12,600
	E.I. Du Pont de Nemours & Company
14	Expiration: April 2014, Exercise Price $60.00	10,045
36	Expiration: April 2014, Exercise Price $62.50	17,352
	Eli Lilly & Company
9	Expiration: April 2014, Exercise Price $50.00	8,100
	Endo International plc
9	Expiration: April 2014, Exercise Price $55.00	12,420
5	Expiration: April 2014, Exercise Price $60.00	4,550
	Equinix, Inc.
6	Expiration: June 2014, Exercise Price $180.00	7,200
10	Expiration: June 2014, Exercise Price $190.00	6,900
	General Motors Company
16	Expiration: June 2014, Exercise Price $35.00	2,480
16	Expiration: June 2014, Exercise Price $36.00	1,800
44	Expiration: June 2014, Exercise Price $37.00	3,520
	Genworth Financial, Inc. Class A
35	Expiration: June 2014, Exercise Price $14.00	13,388
	Halliburton Company
14	Expiration: July 2014, Exercise Price $55.00	7,462
	Hertz Global Holdings, Inc.
15	Expiration: June 2014, Exercise Price $24.00	5,025
59	Expiration: June 2014, Exercise Price $25.00	15,340
67	Expiration: June 2014, Exercise Price $26.00	13,735
	Hess Corporation
57	Expiration: May 2014, Exercise Price $77.50	34,628
	Huntsman Corporation
122	Expiration: May 2014, Exercise Price $21.00	43,920
71	Expiration: May 2014, Exercise Price $23.00	13,845
	International Paper Company
12	Expiration: April 2014, Exercise Price $45.00	1,524
42	Expiration: April 2014, Exercise Price $46.00	2,730
13	Expiration: July 2014, Exercise Price $45.00	3,139
	Iron Mountain, Inc.
50	Expiration: April 2014, Exercise Price $25.00	14,125
	Koninklijke KPM NV
48	Expiration: April 2014, Exercise Price EUR 2.30 (a)	1,785
132	Expiration: April 2014, Exercise Price EUR 2.50 (a)	2,182
274	Expiration: May 2014, Exercise Price EUR 2.40 (a)	9,437
	Lamar Advertising Company Class A
31	Expiration: July 2014, Exercise Price $49.00	14,725
89	Expiration: July 2014, Exercise Price $50.00	38,270
	Liberty Global plc Class A
2	Expiration: July 2014, Exercise Price $72.50	2,240
	Liberty Media Corporation Class A
9	Expiration: April 2014, Exercise Price $130.00	2,453
	Lorillard, Inc.
56	Expiration: June 2014, Exercise Price $47.50	40,180

	Martin Marietta Materials, Inc.
33	Expiration: July 2014, Exercise Price $95.00	112,695
	McKesson Corporation
3	Expiration: May 2014, Exercise Price $160.00	5,385
	National Oilwell Varco, Inc.
35	Expiration: May 2014, Exercise Price $75.00	14,175
26	Expiration: May 2014, Exercise Price $77.50	6,344
	Noble Corporation plc
93	Expiration: June 2014, Exercise Price $32.00	17,391
	Nokia Oyj - ADR
68	Expiration: May 2014, Exercise Price $6.00	10,370
	NorthStar Realty Finance Corporation
43	Expiration: June 2014, Exercise Price $15.00	6,127
	Occidental Petroleum Corporation
8	Expiration: May 2014, Exercise Price $87.50	6,560
4	Expiration: May 2014, Exercise Price $90.00	2,460
4	Expiration: May 2014, Exercise Price $92.50	1,664
16	Expiration: August 2014, Exercise Price $95.00	6,560
	Oil States International, Inc.
34	Expiration: June 2014, Exercise Price $95.00	21,080
1	Expiration: June 2014, Exercise Price $100.00	360
	Pfizer, Inc.
10	Expiration: April 2014, Exercise Price $31.00	1,370
13	Expiration: June 2014, Exercise Price $31.00	2,249
61	Expiration: June 2014, Exercise Price $32.00	6,862
	QEP Resources, Inc.
13	Expiration: June 2014, Exercise Price $25.00	6,500
95	Expiration: June 2014, Exercise Price $30.00	13,775
	Safeway, Inc.
54	Expiration: April 2014, Exercise Price $38.00	540
	Sirius XM Holdings, Inc.
71	Expiration: April 2014, Exercise Price $3.50	142
258	Expiration: June 2014, Exercise Price $3.50	2,838
	SLM Corporation
33	Expiration: April 2014, Exercise Price $23.00	5,610
84	Expiration: April 2014, Exercise Price $24.00	7,392
27	Expiration: April 2014, Exercise Price $25.00	958
15	Expiration: July 2014, Exercise Price $25.00	1,328
	Sprint Corporation
166	Expiration: May 2014, Exercise Price $7.00	38,180
162	Expiration: May 2014, Exercise Price $8.00	24,462
	Time Warner Cable, Inc.
21	Expiration: April 2014, Exercise Price $130.00	15,960
4	Expiration: April 2014, Exercise Price $135.00	1,380
3	Expiration: July 2014, Exercise Price $140.00	1,260
	The Timken Company
27	Expiration: June 2014, Exercise Price $57.50	9,585
	T-Mobile U.S., Inc.
43	Expiration: May 2014, Exercise Price $28.00	23,865
51	Expiration: May 2014, Exercise Price $29.00	24,225
53	Expiration: May 2014, Exercise Price $30.00	21,332

	Transocean, Ltd.
8	Expiration: May 2014, Exercise Price $42.00	976
	Verizon Communications, Inc.
7	Expiration: May 2014, Exercise Price $48.00	487
	Vivendi SA
46	Expiration: May 2014, Exercise Price EUR 19.00 (a)	9,379
35	Expiration: May 2014, Exercise Price EUR 20.00 (a)	3,857
	Vodafone Group plc - ADR
5	Expiration: April 2014, Exercise Price $34.00	1,800
21	Expiration: April 2014, Exercise Price $36.00	3,255
177	Expiration: April 2014, Exercise Price $37.00	13,806
	Weyerhaeuser Company
13	Expiration: April 2014, Exercise Price $28.00	1,885
41	Expiration: April 2014, Exercise Price $29.00	2,460
	Williams Companies, Inc.
3	Expiration: April 2014, Exercise Price $39.00	548
44	Expiration: May 2014, Exercise Price $39.00	10,516
	Yahoo!, Inc.
25	Expiration: July 2014, Exercise Price $36.00	7,200
		1,093,422
PUT OPTIONS WRITTEN
	Jos. A. Bank Clothiers, Inc.
10	Expiration: April 2014, Exercise Price $65.00	750
3	Expiration: July 2014, Exercise Price $50.00	68
	Liberty Media Corporation Class A
12	Expiration: April 2014, Exercise Price $140.00	11,124
	SPDR S&P 500 ETF Trust
5	Expiration: April 2014, Exercise Price $178.00	140
31	Expiration: April 2014, Exercise Price $179.00	1,085
21	Expiration: May 2014, Exercise Price $177.00	2,121
		15,288
	TOTAL OPTIONS WRITTEN
	(Premiums received $1,082,925)	$1,108,710

ADR -	American Depository Receipt
ETF -	Exchange-Traded Fund
EUR -	Euro
plc -	Public Limited Company
REIT -	Real Estate Investment Trust
(a)	Level 2 Security. Please see footnote (m) on the schedule of investments for more information.

The Merger Fund VL
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
March 31, 2014
(Unaudited)

Settlement Date	Currency to be Delivered		U.S. $ Value at March 31, 2014	Currency to be Received		U.S. $ Value at March 31, 2014	Unrealized Appreciation (Depreciation)**
5/22/2014	22,596	Australian Dollars	$20,880	20,205	U.S. Dollars	$20,205	$(675)
5/28/2014	110,050	Australian Dollars	101,650	100,005	U.S. Dollars	100,005	(1,645)
5/28/2014	9,149	U.S. Dollars	9,149	10,158	Australian Dollars	9,382	233
6/11/2014	26,997	Australian Dollars	24,913	24,471	U.S. Dollars	24,471	(442)
4/9/2014	257,145	British Pounds	428,669	402,524	U.S. Dollars	402,524	(26,145)
4/9/2014	419,249	U.S. Dollars	419,249	257,145	British Pounds	428,669	9,420
5/6/2014	257,145	British Pounds	428,584	419,146	U.S. Dollars	419,146	(9,438)
5/6/2014	425,967	U.S. Dollars	425,967	257,145	British Pounds	428,584	2,617
6/11/2014	47,499	British Pounds	79,145	78,580	U.S. Dollars	78,580	(565)
4/16/2014	81,942	Canadian Dollars	74,095	73,739	U.S. Dollars	73,739	(356)
4/23/2014	85,554	Canadian Dollars	77,348	77,326	U.S. Dollars	77,326	(22)
5/22/2014	3,828	Canadian Dollars	3,458	3,437	U.S. Dollars	3,437	(21)
5/22/2014	366	U.S. Dollars	366	408	Canadian Dollars	368	2
4/16/2014	159,352	Euros	219,524	219,073	U.S. Dollars	219,073	(451)
4/16/2014	2,707	U.S. Dollars	2,707	1,952	Euros	2,689	(18)
5/29/2014	111,431	Euros	153,497	153,992	U.S. Dollars	153,992	495
10/22/2014	54,571	Euros	75,172	74,379	U.S. Dollars	74,379	(793)
5/15/2014	1,077,070	Hong Kong Dollars	138,883	138,958	U.S. Dollars	138,958	75
4/9/2014	38,834,800	Japanese Yen	376,271	383,119	U.S. Dollars	383,119	6,848
4/9/2014	377,262	U.S. Dollars	377,262	38,576,000	Japanese Yen	373,763	(3,499)
5/21/2014	612,400	Swedish Krona	94,542	95,423	U.S. Dollars	95,423	881
			$3,531,331			$3,507,832	$(23,499)

* JPMorgan Chase & Co. Inc. is the counterparty for all open forward currency exchange contracts held by the Fund as of March 31, 2014.
** Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The Merger Fund VL
SCHEDULE OF SWAP CONTRACTS
March 31, 2014
(Unaudited)

				Unrealized
Termination Date	Security	Shares	Notional	Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
10/10/2014	Ainsworth Lumber Company, Ltd.	44,100	$158,768	$(8,312)	Merrill Lynch & Co. Inc.
3/21/2015	Aurora Oil & Gas, Ltd.	5,359	20,377	258	JPMorgan Chase & Co. Inc.
1/23/2015	AZ Electronic Materials SA	11,772	79,052	2,263	JPMorgan Chase & Co. Inc.
7/8/2014	GrainCorp, Ltd.	11,752	91,768	(6,156)	JPMorgan Chase & Co. Inc.
10/18/2014	Hillgrove Resources, Ltd.	113,277	8,509	(149)	JPMorgan Chase & Co. Inc.
12/4/2014	Koninklijke KPN NV	46,108	162,931	11,135	JPMorgan Chase & Co. Inc.
2/27/2015	Scania AB	3,062	89,982	(3,434)	JPMorgan Chase & Co. Inc.
3/31/2015	Toko, Inc.	647	2,025	(449)	JPMorgan Chase & Co. Inc.
8/20/2014	Vivendi SA	8,100	225,636	15,127	JPMorgan Chase & Co. Inc.
1/28/2015	Ziggo NV (a)	4,961	220,501	2,147	JPMorgan Chase & Co. Inc.

SHORT TOTAL RETURN SWAP CONTRACTS
3/26/2015	AMEC plc	(1,400)	(26,187)	(738)	JPMorgan Chase & Co. Inc.
10/10/2014	Louisiana-Pacific Corporation	(5,025)	(84,772)	3,216	Merrill Lynch & Co. Inc.
10/11/2014	Publicis Groupe (a)	(9,878)	(892,538)	(47,431)	Merrill Lynch & Co. Inc.
				$(32,523)

plc -	Public Limited Company
*	Based on the net value of each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.
(a)	Security fair valued by the Adviser in good faith in accordance with the policies adopted by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Presidents/Principal Executive Officers and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)  /s/ Michael T. Shannon
                                                  Michael T. Shannon, Co-President

Date     May 27, 2014

By (Signature and Title)  /s/ Roy Behren
                                                  Roy Behren, Co-President and Treasurer

Date     May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                                   Michael T. Shannon, Co-President

Date     May 27, 2014

By (Signature and Title)*  /s/ Roy Behren
                                                    Roy Behren, Co-President and Treasurer

Date     May 27, 2014

* Print the name and title of each signing officer under his or her signature.